Taxation (Current and Deferred Portions of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TAXATION [Abstract]
Current income tax expense	$ (3,857)	$ (602)	$ (188)
Deferred tax	2,740	182	91
Income tax expense	(1,117)	(420)	(97)
Income tax expense applicable to foreign entities	(353)	(275)	(92)
Income tax expense applicable to PRC entities (including HK and Taiwan)	$ (764)	$ (145)	$ (5)